Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 569,997,133	$ 20,547,842	$ 476,978,710	$ 413,182,184
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	352,603,791		337,483,610		$ 12,711,023
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	353,500,361	12,743,344	297,117,001	245,521,027
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	94,598,067	3,410,168	64,829,301	51,244,470
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	252,525,376		239,353,978		9,103,294
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	62,523,167	2,253,900	74,447,091	75,938,364
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	57,910,641	2,087,622	39,477,306	38,613,132
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	1,464,897	$ 52,808	1,108,011	$ 1,865,191
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	34,702,992		31,875,938		1,251,009
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 65,375,423		$ 66,253,694		$ 2,356,720